Accounts Receivable, Net - Schedule of Movement of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the period	¥ 640,394	¥ 614,246
Provision for the period	946	24,895
Receivables written off for the period	(9,103)	(6,201)
Balance at the end of the period	¥ 632,237	¥ 632,940